PENN SERIES FUNDS, INC.

Supplement dated December 19, 2016

to the Prospectus dated May 1, 2016, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Index 500 Fund, Small Cap Index Fund and Developed International Index Fund

Effective as of January 3, 2017: (i) Raymond V. Donofrio, Karl A. Schneider and Michael J. Feehily are co-portfolio managers of the Index 500 Fund; (ii) Mr. Schneider, Payal Kapoor Gupta and Mr. Feehily are co-portfolio managers of the Small Cap Index Fund; and (iii) Ms. Gupta, Dwayne Hancock and Mr. Feehily are co-portfolio managers of the Developed International Index Fund.

As a result of the foregoing, the information in the Prospectus under the heading “Portfolio Managers” in the Index 500 Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Portfolio Managers

Raymond V. Donofrio is a Principal within SSGA Funds Management, Inc. and a Portfolio Manager in the firm’s Global Equity Beta Solutions Group. Mr. Donofrio has served on the Fund since September 2012.

Michael J. Feehily, CFA, is a Senior Managing Director of SSGA Funds Management, Inc. and the Head of the firm’s Global Equity Beta Solutions Group in the Americas. Mr. Feehily has served on the Fund since May 2015.

Karl A. Schneider, CAIA, is a Vice President of SSGA Funds Management, Inc. and Deputy Head of the firm’s Global Equity Beta Solutions Group in the Americas. Mr. Schneider has served on the Fund since November 2016.

The information in the Prospectus under the heading “Portfolio Managers” in the Small Cap Index Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Portfolio Managers

Payal Kapoor Gupta is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the firm’s Global Equity Beta Solutions Group. Ms. Gupta has served on the Fund since September 2011.

Michael J. Feehily, CFA, is a Senior Managing Director of SSGA Funds Management, Inc. and the Head of the firm’s Global Equity Beta Solutions Group in the Americas. Mr. Feehily has served on the Fund since May 2015.

Karl A. Schneider, CAIA, is a Vice President of SSGA Funds Management, Inc. and Deputy Head of the firm’s Global Equity Beta Solutions Group in the Americas. Mr. Schneider has served on the Fund since November 2016.

The information in the Prospectus under the heading “Portfolio Managers” in the Developed International Index Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Portfolio Managers

Payal Kapoor Gupta is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the firm’s Global Equity Beta Solutions Group. Ms. Gupta has served on the Fund since September 2011.

Michael J. Feehily, CFA, is a Senior Managing Director for SSGA Funds Management, Inc. and the Head of the firm’s Global Equity Beta Solutions Group in the Americas. Mr. Feehily has served on the Fund since May 2015.

Dwayne Hancock, CFA, is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the firm’s Global Equity Beta Solutions Group. Mr. Hancock has served on the Fund since November 2016.

The second and third paragraphs of the SSGA Funds Management, Inc. description under the heading “Management — Sub-Advisers” of the Prospectus are hereby replaced in their entirety by the following:

Raymond V. Donofrio is a Principal within SSGA and a Portfolio Manager in the Global Equity Beta Solutions (GEBS) Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an Analyst for SSGA’s Strategy and Research Group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA. He supported the Portfolio Managers of the GEBS Group, mainly focusing on international strategies. Mr. Donofrio received his Bachelor of Science degree in financial services from Bryant University, and his MBA with a concentration in Finance from Boston University’s Questrom School of Business.

Mike J. Feehily, CFA, is a Senior Managing Director of SSGA and the Head of GEBS in the Americas. He is also a member of the Senior Leadership Team, is the Chairperson for the firm’s Trade Management Oversight Committee, and is a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of our institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Payal Kapoor Gupta is a Vice President of SSGA and a Senior Portfolio Manager in the GEBS Group. Within this group, Ms. Gupta is responsible for the management of several commingled funds, mutual funds, separately managed accounts and ETFs that are benchmarked to US domestic, international developed and emerging market indices. Prior to assuming her current role in 2007, Ms. Gupta was a business analyst in the IT Investment Operations Group at SSGA. In this role, she worked on automating business processes and designing and implementing global investment management applications. Before joining SSGA in 2005, she worked as an analyst at Concentra Integrated Services and at Morgan Stanley. Ms. Gupta holds an MBA with specialization in Investments and Information Systems from Northeastern University and a Bachelor of Science in Information Technology from Bay Path University.

Dwayne Hancock, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the firm’s GEBS Group. Within this group, he is currently the strategy leader for their non-US passive products. Prior to taking on this responsibility, Mr. Hancock was the ETF product specialist for the GEBS Group. He is also a member of the SSGA Valuation Committee. Mr. Hancock currently manages a varied mix of funds spanning both regions, such as the US, developed and emerging markets, and fund structures, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as the annual Russell reconstitution. Mr. Hancock joined SSGA in 1996 and became part of the GEBS portfolio management team in 1998. Prior to this, he worked in the firm’s Passive International Equity Operations department as a Senior Analyst. He has been working in the investment management field since 1994. Mr. Hancock holds an MBA from Boston College and a BS in Business Administration from Framingham State College. He also earned the Chartered Financial Analyst (CFA) designation and is a member of the Boston Security Analysts Society.

Karl A. Schneider, CAIA, is a Vice President of SSGA and Deputy Head of GEBS in the Americas. He also serves as a senior portfolio manager for a number of the Group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for US equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones US Equities Index Advisory Panel. Prior to joining the GEBS Group, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

The changes described above will have no effect on the Funds’ investment objectives or principal investment strategies, and are not expected to affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8258    12/16

PENN SERIES FUNDS, INC.

Supplement dated December 19, 2016

to the Statement of Additional Information (“SAI”) dated May 1, 2016, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Index 500 Fund, Small Cap Index Fund and Developed International Index Fund

Effective as of January 3, 2017: (i) Raymond V. Donofrio, Karl A. Schneider and Michael J. Feehily are co-portfolio managers of the Index 500 Fund; (ii) Mr. Schneider, Payal Kapoor Gupta and Mr. Feehily are co-portfolio managers of the Small Cap Index Fund; and (iii) Ms. Gupta, Dwayne Hancock and Mr. Feehily are co-portfolio managers of the Developed International Index Fund.

As a result of the foregoing, the portfolio manager ownership and other accounts managed information in the SAI, under the section “General Information — Portfolio Managers — SSGA Funds Management, Inc.,” is hereby replaced in its entirety by the following:

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of September 30, 2016.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of September 30, 2016.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Raymond V. Donofrio*	148	$194.20	384	$515.46	335	$232.20
Michael J. Feehily*	148	$194.20	384	$515.46	335	$232.20
Payal Kapoor Gupta*	148	$194.20	384	$515.46	335	$232.20
Dwayne Hancock*	148	$194.20	384	$515.46	335	$232.20
Karl A. Schneider*	148	$194.20	384	$515.46	335	$232.20

*	Please note that the assets are managed on a team basis. This table refers to accounts of the Global Equity Beta Solutions (GEBS) Team of SSGA. SSGA FM and other advisory affiliates of State Street make up SSGA, the investment management arm of State Street.

The changes described above will have no effect on the Funds’ investment objectives or principal investment strategies, and are not expected to affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8260    12/16